Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0001326801
Registrant Name	Meta Platforms, Inc.
Registration File Number	333-295425
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES